21. Fair Value (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Level 1
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	$ 4,000,937	$ 6,049,688
Fair Value Level 1 | U.S. GSE debt securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	0	0
Fair Value Level 1 | U.S. Government securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	4,000,937	6,049,688
Fair Value Level 1 | Agency MBS
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	0
Fair Value Level 2
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	28,945,957	29,138,914
Fair Value Level 2 | U.S. GSE debt securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	19,907,150	29,138,914
Fair Value Level 2 | U.S. Government securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis		0
Fair Value Level 2 | Agency MBS
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	$ 9,038,807